Income Taxes - Schedule of Reconciliation of the Statutory Effective Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (3,239)	$ (5,676)
Primary tax rate of the Company	21.00%	24.00%
Tax benefit calculated according to the Company's primary tax rate	$ (680)	$ (1,363)
State income tax, net of Federal	(483)
Foreign tax rates differences	319	77
Change in applicable tax rates	(513)
Change in valuation allowance	2,027	213
Non-taxable income	(196)
Costs not deductible for tax purposes	541	2,103
Costs not deductible associated with investments	36	19
CFC (Controlled Foreign Corporation rules)	288	93
IRAP (Italian Regional Tax on Productive Activities)	4	154
Taxes on undistributed profits	926	180
Other taxes	4	(52)
Income tax expense	$ 2,273	$ 1,424